Annual Total Returns[BarChart] - Biotechnology UltraSector ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	6.32%	8.49%	65.82%	116.39%	45.00%	3.10%	(23.77%)	34.66%	(12.19%)	23.63%